SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Three Tranches of Shares Option to Certain Directors, Officers and Key Employees with Predetermined Market Conditions

On November 17, 2015, The Group granted three tranches of share options to certain directors, officers and key employees totaling 8,200,000 shares with predetermined market conditions as summarized below:

Options	Target Price (US$)	Number of Options Vesting
Tranche I	2.6	4,555,556
Tranche II	5.2	2,733,334
Tranche III	7.8	911,110

Total		8,200,000

Stock Options
Share Option Activities

The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	3,070,491	US$	2.41	1.03		—
Granted	1,910,000
Exercised	—
Forfeited	(302,773)	US$	4.52

Outstanding at December 31, 2015	4,677,718	US$	1.53	4.41	US$	7,577,903

Vested and expected to vest at December 31, 2015	4,677,718	US$	1.53	4.41	US$	7,577,903

Exercisable at December 31, 2015	3,085,410	US$	1.53	4.42	US$	4,998,364

Fair Value of Options Valuation Assumptions

The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

	For the year ended December 31, 2013		For the year ended December 31, 2015
Risk-free interest rate		0.35%		1.22%
Expected life (years)		3.25		3.35
Expected dividend yield		0		0
Volatility		59.39%		59.74%
Fair value of options at grant date	US$	0.99	US$	0.65

Market Condition
Share Option Activities

Activities relating to share options subject to with only Predetermined Market Condition are summarized as follows:

	Number of Options	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	—					—
Granted	7,000,000	US$	1.53
Exercised	—
Forfeited	—

Outstanding at December 31, 2015	7,000,000	US$	1.53	4.88	US$	11,340,000

Vested and expected to vest at December 31, 2015	7,000,000	US$	1.53	4.88	US$	11,340,000

Exercisable at December 31, 2015	3,888,889	US$	1.53	4.88	US$	6,300,000

Fair Value of Options Valuation Assumptions

The fair values for these shares options is calculated using the Monte Carlo Simulation mode with the key following assumption:

Risk-free interest rate		1.66%
Expected life (years)		4.49-5.0
Expected dividend yield		0
Volatility		62%
Fair value of options at grant date	US$	0.60-US$0.69

Predetermined Market Condition and Service Conditions
Share Option Activities

The share options subject to both Predetermined Market Condition and service conditions are as followed:

	Number of Options	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	—					—
Granted:	1,200,000	US$	1.53			—
Exercised
Forfeited	—

Outstanding at December 31, 2015	1,200,000	US$	1.53	4.88	US$	1,944,000

Vested and expected to vest at December 31, 2015	1,200,000	US$	1.53	4.88	US$	1,944,000

Exercisable at December 31, 2015	18,530	US$	1.53	4.88	US$	30,019

Fair Value of Options Valuation Assumptions

The fair values of the awards that are based on the market condition were calculated using the Monte Carlo Simulation mode with the key following assumption:

Risk-free interest rate		1.66%
Expected life (years)		4.49-5.0
Expected dividend yield		0
Volatility		62%
Fair value of options at grant date	US$	0.60-US$0.71

Modification of Share-Based Awards
Fair Value of Options Valuation Assumptions

The fair value of options, of which exercise prices were modified in April 2013, June 2015 and November 2015, were measured on the modification date based on the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2013		For the year ended December 31, 2015
Risk-free interest rate		0.09%-0.24%		0.50%-1.12%
Expected remaining life (years)		0.57-2.20		1.32-2.61
Expected dividend yield		0		0
Volatility		36%-65%		64%-71%
Fair value of incremental cost	US$	0.16-US$0.43	US$	0.21-US$0.73

Ordinary granted to Incsight Limited (''Incsight'')
Activity of Non-vested Shares

The following table reflected the activity of non-vested shares for the year ended December 31, 2015:

	Number of Options	Weighted- Average Grant- Date Fair Value
Non-vested at January 1, 2015	1,500,000	US$	6.48
Granted	—		—
Forfeited	—		—
Vested	(500,000)	US$	6.48

Non-vested at December 31, 2015	1,000,000	US$	6.48

Stock options and ordinary shares granted by Red 5
Activity of Non-vested Shares

The following table reflected the activity of non-vested shares for the year ended December 31, 2015:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested at January 1, 2015	612,244	US$	0.01193
Granted	—
Forfeited	—
Vested	(612,244)	US$	0.01193

Non-vested at December 31, 2015	—	US$	0.01193

Share Option Activities

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted- Average Exercise Price per Option		Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	5,550,357	US$	0.122	2.61	US$	1,133,349
Granted	9,228,621
Exercised	(300,000)	US$	0.045		US$	1,200
Forfeited	(3,829,085)	US$	0.120
Outstanding at December 31, 2015	10,649,893	US$	0.061	4.73		Nil

Vested and expected to vest at December 31, 2015	10,649,893	US$	0.061	4.73		Nil

Exercisable at December 31, 2015	3,422,692	US$	0.087	3.67		Nil

Fair Value of Options Valuation Assumptions

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	0.78%-5.00%
Expected life (years)	4.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%